Shareholders' Equity - Redeemable preferred shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 03, 2021	Mar. 15, 2021	Oct. 22, 2020	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred shares, par value per share				$ 1.00	$ 1.00
Preferred shares, shares outstanding				8,000,000	8,000,000
Underwriting discounts and commissions	$ 21,000
Aggregate liquidation preference	637,000			$ 200,000	$ 200,000
Accrued dividends at redemption	$ 7,000
Series J Preferred Stock
Class of Stock [Line Items]
Preferred shares, par value per share		$ 1.00
Shares issued during the period (in shares)		8,000,000
Annual dividend rate		4.875%		4.875%
Underwriting discounts and commissions		$ 6,000
Aggregate liquidation preference		$ 200,000
Liquidation preference per share		$ 25
Preferred shares, redemption price per share (in dollars per share)		$ 25
Preferred Stock, Call or Exercise Features		March 15, 2026
Series G 6.5% cumulative
Class of Stock [Line Items]
Preferred shares, redemption price per share (in dollars per share)	$ 25
Preferred Stock, Redemption Date	May 03, 2021
Series H 7.25% cumulative
Class of Stock [Line Items]
Preferred shares, redemption price per share (in dollars per share)	$ 25
Preferred Stock, Redemption Date	May 03, 2021
Series I 5.875% non-cumulative
Class of Stock [Line Items]
Preferred shares, redemption price per share (in dollars per share)	$ 25
Preferred Stock, Redemption Date	May 03, 2021
Series F 5.875% non-cumulative
Class of Stock [Line Items]
Underwriting discounts and commissions			$ 2,000
Aggregate liquidation preference			$ 67,000
Preferred shares, redemption price per share (in dollars per share)			$ 25
Preferred Stock, Redemption Date			Oct. 22, 2020
Shares redeemed during the period (in shares)			2,679,426
Accrued dividends at redemption			$ 1,000